Operating Expenses 1 (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of other expenses and losses [Line Items]
Gaming tax		$ 3,430		$ 2,925	[1]	$ 2,527	[1]
Employee benefit expenses		1,238		1,193	[1]	1,121	[1]
Depreciation and amortization		655		676	[1],[2]	611	[1],[2]
Inventories consumed		99		98	[1]	83	[1]
Other expenses and losses		1,089		921	[1]	849	[1]
Operating expenses		6,511		5,813	[1],[2]	5,191	[1],[2]
Utilities and operating supplies		207		200	[1]	175	[1]
Contract labor and services		151		141	[1]	127	[1]
Loss on disposal of property and equipment, investment properties and intangible assets		131	[3]	12	[1],[2]	12	[1],[2]
Advertising and promotions		124		116	[1]	104	[1]
Royalty fees		112		103	[1]	78	[1]
Repairs and maintenance		93		83	[1]	64	[1]
Management fees		50		42	[1]	46	[1]
Operating lease expense		15		30	[1]	28	[1]
Provision for expected credit losses, net		9		0		0
Provision for doubtful accounts, net		0		4	[1],[2]	18	[1],[2]
Auditor’s remuneration		2		2	[1]	2	[1]
Net foreign exchange (gains)/losses		(4)		11	[1],[2]	(1)	[1],[2]
Other support services		100		111	[1]	101	[1]
Other operating expenses		99		66	[1]	95	[1]
The Plaza Macao [Member]
Disclosure of other expenses and losses [Line Items]
Depreciation and amortization		33		$ 36		$ 40
Loss on disposal of property and equipment, investment properties and intangible assets	[3]	$ 128

[1]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
[2]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.
[3]	The loss for the year ended December 31, 2018 consisted primarily of US$128 million of assets disposed of related to the Four Seasons Tower Suites Macao project.